UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2008



                          Check here if Amendment [X]

                        This Amendment No. 2 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED OR GRANTED.

ON MAY 14, 2008, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD")
REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON MARCH 31, 2008 TO THE SECURITIES AND EXCHANGE COMMISSION. ON APRIL 29, 2009 WYNNEFIELD MADE A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  May 15, 2009




Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 185,794,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   3668      1816053    SH          OTHER                            1816053
AIRCASTLE LTD.	         COM       G0129K104   113       10000      SH          OTHER                            10000
ALEXCO RSCRCE. CORP.     COM       01535P106   42        10000      SH          OTHER                            10000
ALLIED DEFENSE GRP INC.  COM       019118108   1921      325570     SH          OTHER                            325570
ANGELICA CORP.           COM       034663104   4976      277361     SH          OTHER                            277361
AVALON HOLDINGS CORP     CL A      05343P109   70        11700      SH          OTHER                            11700
BREEZE EASTERN CORP.     COM       106764103   9153      839685     SH          OTHER                            839685
CAGLES INC.              CL A      127703106   1078      175300     SH          OTHER                            175300
CAL MAINE FOODS INC.     COM NEW   128030202   4116      123300     SH          OTHER                            123300
CANADIAN SUPERIOR        COM       136644101   343       110900     SH          OTHER                            110900
ENERGY INC.
CAPSTEAD MTG CORP.       COM       14067E5O6   171       15000      SH          OTHER                            15000
COMMRC'L VHCLE GRP INC.  COM       202608105   1250      126147     SH          OTHER                            126147
CORE MARK HLDNGS CO INC. COM       218681104   15260     530980     SH          OTHER                            530980
CORNELL COMPANIES INC.   COM       219141108   36666     1632509    SH          OTHER                            1632509
CORRIENTE RECOURCES INC. COM       22027E409   233       50000      SH          OTHER                            50000
CROWN CRAFTS INC.        COM       228309100   3971      1128190    SH          OTHER                            1128190
DEVCON INT'L CORP.       COM       251588109   181       75000      SH          OTHER                            75000
DYNEGY INC.              CL A      26817G102   4582      580700     SH          OTHER                            580700
EASYLINK SERVICES        CL A      277858106   1692      585568     SH          OTHER                            585568
INT'L CORP.
ENCORIUM GROUP INC.      COM       29257R109   307       157675     SH          OTHER                            157675
ENTERTAINM'T DIST CO INC.COM       29382J105   120       235300     SH          OTHER                            235300
EURAND N V	         SHS       N31010106   6826      451177     SH          OTHER                            451177
FEDERAL SIGNAL CORP.     COM       313855108   1490      106700     SH          OTHER                            106700
GERBER SCIENTIFIC INC.   COM       373730100   546       61400      SH          OTHER                            61400
GOLD FIELDS LTD NEW      SPNSD     38059T106   716       51800      SH          OTHER                            51800
                         ADR
GOLDCORP INC.            COM       380956409   1730      44650      SH          OTHER     	                 44650
GOLDEN ENTERPRISES INC.  COM       381010107   32        12530      SH          OTHER                            12530
GOLDLEAF FINANCIAL SOLNS COM NEW   38144H208   53        27431      SH          OTHER                            27431
GOLD RESERVE, INC.       CL A      38068N108   115       25000      SH          OTHER                            25000
GUARANTY FIN'L GRP. INC. COM       40108N106   212       20000      SH          OTHER                            20000
HALOZYME THERAP. INC     COM       40637H109   1812      284980     SH          OTHER                            284980
HIGHLAND ACQ. CORP.      UNIT 99/  430880203   860       94700      SH          OTHER                            94700
                         99/999
HOOPER HOLMES INC.       COM       439104100   592       911300     SH          OTHER                            911300
I-MANY INC.              COM       44973Q103   240       100000     SH          OTHER                            100000
KODIAK OIL & GAS CORP.   COM       50015Q100   86        51449      SH          OTHER                            51449
LANDEC CORP.             COM       514766104   3006      356571     SH          OTHER                            356571
LANGER INC.              COM       515707107   401       192058     SH          OTHER                            192058
LAYNE CHRISTENSON CO.    COM       521050104   1884      53812      SH          OTHER                            53812
LIBERTY GLOBAL INC.      COM SER A 530555101   409       11995      SH          OTHER                            11995
LIBERTY GLOBAL INC.      COM SER C 530555309   395       12165      SH          OTHER                            12165
LUNDIN MINING CORP.      COM       550372106   215       31659      SH          OTHER                            31659
MAG SILVER CORP.         COM       553829102   515       40400      SH          OTHER                            40400
MIND CTI LTD.            ORD       M70240102   343       283700     SH          OTHER                            283700
MOTORCAR PARTS AM. INC.  COM       620071100   1488      247170     SH          OTHER                            247170
MOUNTAIN PROVINCE        COM NEW   62426E402   484       100000     SH          OTHER                            100000
DIAMONDS INC.
MVC CAPITAL INC.         COM       553829102   19926     1307501    SH          OTHER                            1307501
NAPCO SECURITY           COM       630402105   214       43398      SH          OTHER                            43398
SYSTEMS INC.
NEOMAGIC CORP            COM NEW   640497202   40        30000      SH          OTHER                            30000
NEVADA GOLD &            COM       64126Q206   1176      933490     SH          OTHER                            933490
CASINOS INC
NEVSUN RESOURCES LTD     COM       64156L101   43        25000      SH          OTHER                            25000
NOBEL LEARNING           COM       654889104   11907     889900     SH          OTHER                            889900
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   1518      111200     SH          OTHER                            111200
OUTDOOR CHNNL HLDGS INC  COM       690027206   672       91400      SH          OTHER                            91400
PHC INC. MASS.           CL A      693315103   501       177100     SH          OTHER                            177100
PETROHAWK ENERGY CORP    COM       716495106   6253      310000     SH          OTHER                            310000
PHYS FORMULA HLDS CORP.  COM       719427106   115       12919      SH          OTHER                            12919
POLYMET MINING CORP.     COM       731916102   129       40870      SH          OTHER                            40870
PROSHARES TR             ULTRA     74347R834   4419      53300      SH          OTHER                            53300
                         RU2000
PROSPECT MEDICAL         CL A      743494106   1545      377700     SH          OTHER                            377700
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   797       148224     SH          OTHER                            148224
ROSETTA RESOURCES INC.   COM       777779307   7986      406000     SH          OTHER                            406000
SUMMER INFANT, INC.      COM       865646103   2279      576965     SH          OTHER                            576965
SUMMER INFANT, INC.      *W EXP    865646111   67        257000     SH          OTHER                            257000
                         4/20/2000
TEAMSTAFF INC.           COM NEW   87815U204   1920      2823490    SH          OTHER                            2823490
TETRA TECH INC. DEL.     COM       88162F105   4790      303141     SH          OTHER                            303141
TOREADOR RESOURCES CORP. COM       891050106   195       25000      SH          OTHER                            25000
TTI TEAM TELECOM         COM       M88258104   57        30000      SH          OTHER                            30000
INT'L LTD.
UNIFI INC.               COM       904677101   1069      369800     SH          OTHER                            369800
UNITED RENTALS INC.      COM       911363109   430       22800      SH          OTHER                            22800
WHITE ELECTRONIC         COM       963801105   3187      724360     SH          OTHER                            724360
DESIGNS CORP.
WILSHIRE                 COM       971889100   44        15000      SH          OTHER                            15000
ENTERPRISES INC.
WINTHROP REALTY TRUST    SH BEN    976391102   152       36991      SH          OTHER                            36991
                         INT









==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes